Related Party Transactions and Balances (Details) - Schedule of Key Management Personnel - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Key Management Personnel [Abstract]
Consulting fees charged by directors of the Company	$ 10,000	$ 52,000	$ 13,500
Exploration consulting fees charged by directors	15,100	12,000
Salaries, fees and benefits	200,000	188,021	148,000
Share-based payments	$ 600,000		$ 292,472